Trade and other receivables - Additional Information (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of trade and other receivables [line items]
Trade receivables, net of loss allowance	£ 5,563	£ 5,905
Other receivables	857	1,045
Receivables from taxes other than income tax	447	565
Royalties receivable	164	226
Total trade and other receivables	6,836	7,385
Total financial assets	11,086	12,869
Trade and other receivables | Derivatives designated and effective as hedging instruments
Disclosure of trade and other receivables [line items]
Total financial assets	2	0
Trade and other receivables | Impairment
Disclosure of trade and other receivables [line items]
Total trade and other receivables	5	8
Total financial assets	(99)	(85)	£ (91)
Trade and other receivables | Financial instruments credit-impaired
Disclosure of trade and other receivables [line items]
Total trade and other receivables	13	10
Other receivable
Disclosure of trade and other receivables [line items]
Total financial assets	360	408
Other receivable | Impairment
Disclosure of trade and other receivables [line items]
Total financial assets	9	3
Increase (decrease) in financial assets	6	3
Associates and joint ventures
Disclosure of trade and other receivables [line items]
Trade receivables, net of loss allowance	0	0
Other receivables	£ 0	£ 0